Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2012
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2011	2012
A	35%	33%
B	16%	23%
C	16%	17%
D	10%	10%
Total	77%	83%